Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
Schedule of Restricted Shares

A summary of the restricted shares activities is presented below:

	Number of	Weighted-Average
	restricted shares	Grant-Date Fair Value
		US$
Outstanding as of December 31, 2024	25,905,000	0.065
Granted	—	—
Forfeit	—	—
Vested	(8,825,000)	0.154
Outstanding as of June 30, 2025 (unaudited)	17,080,000	0.018